Note 12 - Voyage and Vessel Operating Expenses and Drydock Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Voyage Expenses	Year Ended December 31,
	2017	2018	2019
Port charges / other voyage expenses	10	1	678
Bunkers	15	18	830
Commissions (including $487, $511 and $829 respectively, to related party)	974	1,001	1,530
Total	999	1,020	3,038
Vessel Operating Expenses	Year Ended December 31,
	2017	2018	2019
Crew wages and related costs	9,228	10,185	15,771
Insurance	777	761	1,180
Repairs and maintenance (including $136, $187 and $247 respectively, to related party)	973	1,120	1,528
Spares and consumable stores	2,374	2,645	4,148
Registration and tonnage taxes (Note 16)	92	115	159
Total	13,444	14,826	22, 786